Consolidated Statements of Shareholders' Equity $ in Millions	CAD ($)	Shares Outstanding/Share Capital CAD ($) shares	Contributed Surplus CAD ($)	Retained Earnings CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)
Beginning balance (Previously stated) at Dec. 31, 2018	$ 1,906.9	$ 867.8	$ 24.8	$ 851.2	$ 163.1
Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2018	(31.2)			(31.2)
Beginning balance at Dec. 31, 2018	1,875.7	$ 867.8	24.8	820.0	163.1
Beginning balance (in shares) (Previously stated) at Dec. 31, 2018 | shares		111,860,105
Beginning balance (in shares) at Dec. 31, 2018 | shares		111,860,105
Net income	194.4			194.4
Other comprehensive loss	(109.0)				(109.0)
Total comprehensive income for the year, net of tax	85.4			194.4	(109.0)
Share options exercised for cash	$ 18.9	$ 18.9
Share options exercised for cash (in shares)	753,583	753,583
Share-based compensation expense	$ 3.4		3.4
Shares repurchased under Normal Course Issuer Bid	(43.2)	$ (10.9)	(0.3)	(32.0)
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(1,400,713)
Reclassification of fair value of share options previously expensed		$ 4.0	(4.0)
Dividends declared	(64.7)			(64.7)
Ending balance at Dec. 31, 2019	1,875.5	$ 879.8	23.9	917.7	54.1
Ending balance (in shares) at Dec. 31, 2019 | shares		111,212,975
Net income	171.1			171.1
Other comprehensive loss	(29.3)				(29.3)
Total comprehensive income for the year, net of tax	141.8			171.1	(29.3)
Share options exercised for cash	$ 58.5	$ 58.5
Share options exercised for cash (in shares)	1,840,320	1,840,320
Share-based compensation expense	$ 0.1		0.1
Shares repurchased under Normal Course Issuer Bid	(78.3)	$ (16.8)	(0.4)	(61.1)
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(2,047,948)
Reclassification of fair value of share options previously expensed		$ 10.7	(10.7)
Dividends declared	(69.1)			(69.1)
Ending balance at Dec. 31, 2020	$ 1,928.5	$ 932.2	$ 12.9	$ 958.6	$ 24.8
Ending balance (in shares) at Dec. 31, 2020 | shares		111,005,347